Schedule of trade and other receivables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Trade And Other Receivables
Trade receivables (net of allowance)		₨ 5,523,943	₨ 4,508,552
Refund and other receivable (net of allowance)		44,298	128,691
Total	$ 65,179	₨ 5,568,241	₨ 4,637,243